Note 14 - Related Party Transactions - Incurred Expenses With Cascabel and IMDEX (Details) - Cascabel and IMDEX [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Exploration and marketing services	$ 505	$ 420
Travel and expenses	12	72
Administration for Mexican subsidiaries	54	59
Field exploration services	160	298
Expenses incurred for related parties	$ 731	$ 849